Vessels, Port Terminals and Other Fixed Assets, Net (Details) € in Thousands, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 12, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jul. 13, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Jun. 16, 2017 USD ($)	May 19, 2017 USD ($)	May 18, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jun. 03, 2016 USD ($)	Mar. 31, 2016 USD ($)
Property Plant And Equipment [Line Items]
Cash consideration received				$ 5,280	$ 0
Cash consideration for purchase of vessel				0	60,115
Purchase price obligation		$ 0		0		$ 17,617
Repayments of obligations under capital leases				12,374	2,094
Payments for construction in progress				25,972	44,628
Vessels, port terminals and other fixed assets, net		1,889,671		1,889,671		1,821,101
Vessel impairment loss		5,141	$ 0	14,239	0
Vessel sale price							$ 6,548
Prepaid expenses and other current assets		27,467		27,467		28,896
Other long term assets		38,450		38,450		40,428
Vessels, Port Terminals and Other Fixed Assets | Three pushboats
Property Plant And Equipment [Line Items]
Capitalized interest costs				$ 2,563		1,934
Navios Sphera
Property Plant And Equipment [Line Items]
Year Built				2016
Date of delivery				Jan. 12, 2016
Vessel capacity in DWT				84,872 dwt
Vessel acquisition cost	$ 34,352
Navios Sphera and Navios Mars
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel	49,910
Amount transferred to vessels' cost														$ 29,695
Amount of loan used to finance purchase of vessel	39,900
Navios Mars
Property Plant And Equipment [Line Items]
Year Built				2016
Date of delivery				Jan. 12, 2016
Vessel capacity in DWT				181,259 dwt
Vessel acquisition cost	$ 55,458
Navios Ionian
Property Plant And Equipment [Line Items]
Disposal date				Jun. 16, 2017
Year Built				2000
Vessel capacity in DWT				52,067 dwt
Vessel impairment loss				$ 9,098
Vessel sale price									$ 5,280
Capitalized Cost, Impairment Loss				$ 551
Navios Horizon
Property Plant And Equipment [Line Items]
Disposal date				May 19, 2017
Year Built				2001
Vessel capacity in DWT				50,346 dwt
Vessel impairment loss				$ 5,141
Vessel sale price										$ 6,548
Capitalized Cost, Impairment Loss				$ 495
Navios Logistics | Ferni H
Property Plant And Equipment [Line Items]
Vessel capacity in DWT				16,871 dwt
Navios Logistics | San San H
Property Plant And Equipment [Line Items]
Vessel capacity in DWT				16,871 dwt
Navios Logistics | Ferni H and San San H
Property Plant And Equipment [Line Items]
Date of delivery				May 18, 2017
Repayments of obligations under capital leases					$ 3,032
Vessel acquisition cost											$ 11,239
Navios Logistics | Three new pushboats, price per each
Property Plant And Equipment [Line Items]
Total purchase price													$ 7,344
Payments for construction in progress				$ 24,239		16,156
Date of expected delivery				Q3 2017
Navios Logistics | River and estuary tanker
Property Plant And Equipment [Line Items]
Total purchase price		14,178		$ 14,178				€ 12,400
Payments for construction in progress				$ 2,880
Date of expected delivery				Q1 2018
Capitalized interest costs				$ 44
Line of credit facility maximum borrowing capacity		7,074		7,074				€ 6,200
Navios Logistics | Expansion of its dry port
Property Plant And Equipment [Line Items]
Payments for construction in progress						120,735
Capitalized interest costs				9,971		$ 6,862
Vessels, port terminals and other fixed assets, net		137,357		137,357
Navios Logistics | Formosa and San Lorenzo
Property Plant And Equipment [Line Items]
Vessel sale price												$ 1,109
Prepaid expenses and other current assets		315		315
Other long term assets		$ 594		$ 594